EMPLOYEE BENEFIT PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

10. EMPLOYEE BENEFIT PLANS

Effective February 1, 2020, the Company amended the PBF Energy Pension Plan to, among other things, incorporate into the plan all employees who became employed at the Company’s Martinez, California location on February 1, 2020, in connection with the Martinez Acquisition. The components of net periodic benefit cost related to the Company’s defined benefit plans consisted of the following:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
Pension Benefits	2020	2019	2020	2019
Components of net periodic benefit cost:
Service cost	$15.1	$10.9	$28.9	$21.8
Interest cost	1.7	2.1	3.5	4.2
Expected return on plan assets	(3.1)	(2.4)	(6.2)	(4.8)
Amortization of prior service cost and actuarial loss	—	—	0.1	0.1

Net periodic benefit cost	$13.7	$10.6	$26.3	$21.3

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
Post-Retirement Medical Plan	2020	2019	2020	2019
Components of net periodic benefit cost:
Service cost	$0.2	$0.3	$0.5	$0.5
Interest cost	0.1	0.1	0.2	0.3
Amortization of prior service cost and actuarial loss	0.2	0.2	0.3	0.3

Net periodic benefit cost	$0.5	$0.6	$1.0	$1.1

14.	EMPLOYEE BENEFIT PLANS

Defined Contribution Plan

The Company’s defined contribution plan covers all employees. Employees are eligible to participate as of the first day of the month following 30 days of service. Participants can make basic contributions up to 50 percent of their annual salary subject to Internal Revenue Service limits. The Company matches participants’ contributions at the rate of 200 percent of the first 3 percent of each participant’s total basic contribution based on the participant’s total annual salary. The Company’s contribution to the qualified defined contribution plans was $27.5 million, $26.3 million and $23.3 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Defined Benefit and Post-Retirement Medical Plans

The Company sponsors a noncontributory defined benefit pension plan (the “Qualified Plan”) with a policy to fund pension liabilities in accordance with the limits imposed by the Employee Retirement Income Security Act of 1974 and Federal income tax laws. In addition, the Company sponsors a supplemental pension plan covering certain employees, which provides incremental payments that would have been payable from the Company’s principal pension plan, were it not for limitations imposed by income tax regulations (the “Supplemental Plan”). The funded status is measured as the difference between plan assets at fair value and the projected benefit obligation which is to be recognized in the Consolidated Balance Sheets. The plan assets and benefit obligations are measured as of the Consolidated Balance Sheet date.

The non-union Delaware City employees and all Paulsboro, Toledo, Chalmette and Torrance employees became eligible to participate in the Company’s defined benefit plans as of the respective acquisition dates. The union Delaware City employees became eligible to participate in the Company’s defined benefit plans upon commencement of normal operations. The Company did not assume any of the employees’ pension liability accrued prior to the respective acquisitions.

The Company formed the Post-Retirement Medical Plan on December 31, 2010 to provide health care coverage continuation from date of retirement to age 65 for qualifying employees associated with the Paulsboro acquisition. The Company credited the qualifying employees with their prior service under Valero Energy Corporation which resulted in the recognition of a liability for the projected benefit obligation. The Post-Retirement Medical Plan was amended during 2013 to include all corporate employees, amended in 2014 to include Delaware City and Toledo employees, amended in 2015 to include Chalmette employees and amended in 2016 to include Torrance employees.

The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2019 and 2018 were as follows:

	Pension Plans		Post-Retirement Medical Plan
(in millions)	2019	2018	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of year	$218.4	$185.2	$19.3	$21.6
Service cost	43.6	47.4	1.0	1.1
Interest cost	8.3	5.8	0.7	0.7
Benefit payments	(9.0)	(7.2)	(1.3)	(0.7)
Actuarial loss (gain)	9.9	(12.8)	(2.2)	(3.4)

Projected benefit obligation at end of year	$271.2	$218.4	$17.5	$19.3

Change in plan assets:
Fair value of plan assets at beginning of year	$143.4	$121.7	$—	$—
Actual return on plan assets	29.0	(6.2)	—	—
Benefits paid	(9.0)	(7.2)	(1.3)	(0.7)
Employer contributions	34.0	35.1	1.3	0.7

Fair value of plan assets at end of year	$197.4	$143.4	$—	$—

Reconciliation of funded status:
Fair value of plan assets at end of year	$197.4	$143.4	$—	$—
Less benefit obligations at end of year	271.2	218.4	17.5	19.3

Funded status at end of year	$(73.8)	$(75.0)	$(17.5)	$(19.3)

The accumulated benefit obligations for the Company’s Pension Plans exceed the fair value of the assets of those plans at December 31, 2019 and 2018. The accumulated benefit obligation for the defined benefit plans approximated $228.0 million and $184.5 million at December 31, 2019 and 2018, respectively.

Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

(in millions)	Pension Benefits	Post-Retirement Medical Plan
2020	$14.7	$1.4
2021	17.3	1.5
2022	21.0	1.5
2023	19.3	1.5
2024	21.8	1.4
Years 2025-2029	143.8	7.3

The Company’s funding policy for its defined benefit plans is to contribute amounts sufficient to meet legal funding requirements, plus any additional amounts that may be appropriate considering the funded status of the plans, tax consequences, the cash flow generated by the Company and other factors. The Company plans to contribute approximately $34.8 million to the Company’s Pension Plans during 2020.

The components of net periodic benefit cost were as follows for the years ended December 31, 2019, 2018 and 2017:

	Pension Benefits			Post-Retirement Medical Plan
(in millions)	2019	2018	2017	2019	2018	2017
Components of net periodic benefit cost:
Service cost	$43.6	$47.4	$40.6	$1.0	$1.1	$1.2
Interest cost	8.3	5.8	4.3	0.7	0.7	0.8
Expected return on plan assets	(9.6)	(8.5)	(5.8)	—	—	—
Settlement loss recognized	—	—	1.0	—	—	—
Amortization of prior service cost and actuarial loss	0.3	0.2	0.5	0.5	0.7	0.6

Net periodic benefit cost	$42.6	$44.9	$40.6	$2.2	$2.5	$2.6

Lump sum payments made by the Supplemental Plan to employees retiring in 2019 and 2018 did not exceed the Plan’s total service and interest costs expected for those years. Lump sum payments made by the Supplemental Plan to employees retiring in 2017 exceeded the Plan’s total service and interest costs expected for 2017. Settlement losses are required to be recorded when lump sum payments exceed total service and interest costs. As a result, the 2017 pension expense included a settlement expense related to our cumulative lump sum payments made during the year ended December 31, 2017.

The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
(in millions)	2019	2018	2017	2019	2018	2017
Prior service costs	$—	$—	$0.5	$—	$—	$—
Net actuarial (gain) loss	(10.7)	1.9	5.0	(2.3)	(3.4)	(2.5)
Amortization of losses and prior service cost	(0.3)	(0.8)	(1.4)	(0.5)	(0.7)	(0.6)

Total changes in other comprehensive (income) loss	$(11.0)	$1.1	$4.1	$(2.8)	$(4.1)	$(3.1)

The pre-tax amounts in accumulated other comprehensive income (loss) as of December 31, 2019 and 2018 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
(in millions)	2019	2018	2019	2018
Prior service costs	$(0.7)	$(0.8)	$(4.0)	$(4.7)
Net actuarial (loss) gain	(14.5)	(24.1)	6.1	4.0

Total	$(15.2)	$(24.9)	$2.1	$(0.7)

The following pre-tax amounts included in accumulated other comprehensive income (loss) as of December 31, 2019 are expected to be recognized as components of net periodic benefit cost during the year ended December 31, 2020:

(in millions)	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs	$—	$(0.7)
Amortization of net actuarial (loss) gain	(0.2)	0.3

Total	$(0.2)	$(0.4)

The weighted average assumptions used to determine the benefit obligations as of December 31, 2019 and 2018 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2019	2018	2019	2018	2019	2018
Discount rate - benefit obligations	3.21%	4.22%	3.09%	4.17%	2.88%	3.99%
Rate of compensation increase	4.28%	4.55%	4.50%	5.00%	—	—

The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rates:
Effective rate for service cost	4.24%	3.62%	4.15%	4.19%	3.58%	4.17%	4.21%	3.59%	4.10%
Effective rate for interest cost	3.92%	3.21%	3.38%	3.83%	3.15%	3.20%	3.69%	2.97%	3.11%
Effective rate for interest on service cost	4.00%	3.32%	3.59%	3.90%	3.24%	3.63%	4.09%	3.46%	3.84%
Expected long-term rate of return on plan assets	6.00%	6.25%	6.50%	N/A	N/A	N/A	N/A	N/A	N/A
Rate of compensation increase	4.55%	4.53%	4.81%	5.00%	5.00%	5.50%	N/A	N/A	N/A

The assumed health care cost trend rates as of December 31, 2019 and 2018 were as follows:

	Post-Retirement Medical Plan
	2019	2018
Health care cost trend rate assumed for next year	5.7%	5.8%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2038	2038

Assumed health care cost trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care cost trend rates would have the following effects on the medical post-retirement benefits:

(in millions)	1% Increase	1% Decrease
Effect on total service and interest cost components	$—	$—
Effect on accumulated post-retirement benefit obligation	0.2	(0.2)

The table below presents the fair values of the assets of the Company’s Qualified Plan as of December 31, 2019 and 2018 by level of fair value hierarchy. Assets categorized in Level 2 of the hierarchy consist of collective trusts and are measured at fair value based on the closing net asset value (“NAV”) as determined by the fund manager and reported daily. As noted above, the Company’s post-retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using NAV as Practical Expedient (Level 2)
	December 31,
(in millions)	2019	2018
Equities:
Domestic equities	$47.8	$34.8
Developed international equities	29.5	19.2
Global low volatility equities	16.9	11.4
Emerging market equities	14.9	10.3
Fixed-income	74.9	59.7
Real Estate	8.3	7.9
Cash and cash equivalents	5.1	0.1

Total	$197.4	$143.4

The Company’s investment strategy for its Qualified Plan is to achieve a reasonable return on assets that supports the plan’s interest credit rating, subject to a moderate level of portfolio risk that provides liquidity. Consistent with these financial objectives as of December 31, 2019, the plan’s target allocations for plan assets are 54% invested in equity securities, 40% fixed income investments and 6% in real estate. Equity securities include international stocks and a blend of U.S. growth and value stocks of various sizes of capitalization. Fixed income securities include bonds and notes issued by the U.S. government and its agencies, corporate bonds, and mortgage-backed securities. The aggregate asset allocation is reviewed on an annual basis.

The overall expected long-term rate of return on plan assets for the Qualified Plan is based on the Company’s view of long-term expectations and asset mix.